Gurtin National Municipal Opportunistic Value Fund
Gurtin National Municipal Opportunistic Value Fund

1. Fund Name Changes

The name of the Gurtin National Municipal Value Fund is hereby changed to the Gurtin National Municipal Opportunistic Value Fund.

2. Adviser "Doing Business As" Name Change.

The Funds’ investment adviser, Gurtin Fixed Income Management, LLC, will hereafter be referred to throughout the Prospectus by its "doing business as" name, Gurtin Municipal Bond Management. As a result, all references to Gurtin Fixed Income Management, LLC are hereby replaced with Gurtin Municipal Bond Management.

Investment Objective

The investment objective of the Gurtin National Municipal Opportunistic Value Fund (the "Fund") is to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Gurtin National Municipal Opportunistic Value Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Gurtin National Municipal Opportunistic Value Fund		Institutional Shares	Investor Shares
Management Fees		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.48%	0.48%
Total Annual Fund Operating Expenses		0.93%	1.18%
Fee Waiver and/or Expense Reimbursement	[2]	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.60%	0.85%
[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Gurtin Municipal Bond Management (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 0.60% and 0.85%, respectively, through January 28, 2017 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.